PROPERTY, PLANT AND EQUIPMENT (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment
Beginning balance	R$ 39,156,890
Ending balance	38,169,703	R$ 39,156,890
Lands
Property, Plant and Equipment
Beginning balance	9,912,305
Ending balance	R$ 9,791,102	9,912,305
Buildings
Property, Plant and Equipment
Average rate %	4.03%
Property, Plant and Equipment
Beginning balance	R$ 5,957,348
Ending balance	R$ 5,838,721	5,957,348
Machinery and equipment and facilities
Property, Plant and Equipment
Average rate %	5.86%
Property, Plant and Equipment
Beginning balance	R$ 22,007,923
Ending balance	20,604,796	22,007,923
Work in progress
Property, Plant and Equipment
Beginning balance	883,384
Ending balance	R$ 1,603,915	883,384
Other
Property, Plant and Equipment
Average rate %	16.24%
Property, Plant and Equipment
Beginning balance	R$ 395,930
Ending balance	331,169	395,930
Cost
Property, Plant and Equipment
Beginning balance	64,242,913	63,512,967
Additions	2,150,584	1,503,255
Write-offs	(809,611)	(376,920)
Transfer and other	281,182	(396,389)
Ending balance	65,865,068	64,242,913
Cost | Lands
Property, Plant and Equipment
Beginning balance	9,912,305	10,321,574
Additions	38,786	2,274
Write-offs	(539,528)	(213,399)
Transfer and other	379,539	(198,144)
Ending balance	9,791,102	9,912,305
Cost | Buildings
Property, Plant and Equipment
Beginning balance	9,203,134	8,767,789
Additions		2,825
Write-offs	(1,656)	(26,564)
Transfer and other	214,340	459,084
Ending balance	9,415,818	9,203,134
Cost | Machinery and equipment and facilities
Property, Plant and Equipment
Beginning balance	43,184,495	42,520,577
Additions	319,887	194,086
Write-offs	(253,341)	(92,915)
Transfer and other	698,591	562,747
Ending balance	43,949,632	43,184,495
Cost | Work in progress
Property, Plant and Equipment
Beginning balance	883,384	969,701
Additions	1,768,938	1,289,738
Write-offs	(1,323)	(18,853)
Transfer and other	(1,047,084)	(1,357,202)
Ending balance	1,603,915	883,384
Cost | Other
Property, Plant and Equipment
Beginning balance	1,059,595	933,326
Additions	22,973	14,332
Write-offs	(13,763)	(25,189)
Transfer and other	35,796	137,126
Ending balance	1,104,601	1,059,595
Depreciation
Property, Plant and Equipment
Beginning balance	(25,086,023)	(22,392,022)
Additions	(2,808,671)	(2,792,457)
Write-offs	198,805	98,456
Transfer and other	524
Ending balance	(27,695,365)	(25,086,023)
Depreciation | Buildings
Property, Plant and Equipment
Beginning balance	(3,245,786)	(2,979,916)
Additions	(331,691)	(291,862)
Write-offs	495	25,992
Transfer and other	(115)
Ending balance	(3,577,097)	(3,245,786)
Depreciation | Machinery and equipment and facilities
Property, Plant and Equipment
Beginning balance	(21,176,572)	(18,850,386)
Additions	(2,356,184)	(2,390,583)
Write-offs	186,775	64,397
Transfer and other	1,145
Ending balance	(23,344,836)	(21,176,572)
Depreciation | Other
Property, Plant and Equipment
Beginning balance	(663,665)	(561,720)
Additions	(120,796)	(110,012)
Write-offs	11,535	8,067
Transfer and other	(506)
Ending balance	R$ (773,432)	R$ (663,665)